Consolidated Statements of Financial Position - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 69,163,296	$ 105,020,616
Financial assets at fair value through profit or loss－current	1,709,531	70,366
Accounts receivable, net	44,647,981	38,738,211
Accounts receivable from related parties, net	2,754,253	1,853,062
Other receivables from related parties	12,945	54,093
Current tax assets	69,156	27,431
Inventories	26,309,104	24,854,323
Other current financial assets	1,459,763	518,329
Noncurrent assets held for sale	0	2,407,980
Other current assets	2,941,598	6,631,130
Total current assets	149,067,627	180,175,541
Noncurrent assets:
Financial assets at fair value through other comprehensive income－noncurrent	6,979,925	0
Available-for-sale financial assets-noncurrent	0	4,348,134
Investments in equity-accounted investees	6,285,865	5,597,287
Property, plant and equipment	221,586,475	224,933,089
Investment property	730,306	717,823
Intangible assets	2,096,668	1,890,297
Deferred tax assets	6,632,668	7,069,014
Other noncurrent assets	5,171,646	5,439,504
Total noncurrent assets	249,483,553	249,995,148
Total Assets	398,551,180	430,170,689
Current liabilities:
Short-term borrowings	546,472	3,424,376
Current installments of long-term borrowings	29,595,931	8,155,234
Financial liabilities at fair value through profit or loss－current	22,115	106,597
Accounts payable	50,459,587	46,888,691
Accounts payable to related parties	8,161,186	7,664,731
Equipment and construction payable	11,231,333	12,131,121
Other payables to related parties	27,998	21,161
Current tax liabilities	3,520,469	4,684,818
Provisions－current	1,507,564	819,232
Other current liabilities	24,291,532	26,368,732
Total current liabilities	129,364,187	110,264,693
Noncurrent liabilities:
Long-term borrowings, excluding current installments	56,709,387	102,452,776
Provisions－noncurrent	1,030,485	1,066,731
Deferred tax liabilities	1,632,164	1,638,227
Other noncurrent liabilities	2,029,651	1,930,411
Total noncurrent liabilities	61,401,687	107,088,145
Total liabilities	190,765,874	217,352,838
Equity
Common stock, $10 par value	96,242,451	96,242,451
Capital surplus	60,620,224	60,538,505
Retained earnings	37,353,842	38,712,332
Other components of equity	(847,770)	256,062
Equity attributable to shareholders of AU Optronics Corp.	193,368,747	195,749,350
Non-controlling interests	14,416,559	17,068,501
Total equity	207,785,306	212,817,851
Total Liabilities and Equity	$ 398,551,180	$ 430,170,689